Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit) Included in Continuing Operations

The components of income tax expense (benefit) included in continuing operations were as follows for the years ended December 31:

	2014	2013	2012
	(In thousands)
Current:
Federal	$—	$(594)	$—
State	587	446	119
	587	(148)	119
Deferred:
Federal	457	827	378
State	67	90	80
	524	917	458
Income tax expense	$1,111	$769	$577

Reconciliation of Deferred Tax Assets and Liabilities

Temporary differences, which give rise to deferred tax assets and liabilities, were as follows as of December 31:

	2014	2013
	(In thousands)
Deferred tax assets related to:
Accrued expenses	$1,764	$1,897
Insurance reserves	4,461	3,596
Facility closure reserves	1,128	1,486
Stock-based compensation expense	8,066	7,943
Accounts receivable	658	921
Inventories	6,394	5,117
Operating loss and credit carryforwards	106,593	116,926
Goodwill and other intangible assets	1,999	2,593
Property, plant and equipment	5,931	6,307
Other	512	435
	137,506	147,221
Valuation allowance	(133,183)	(143,682)
Total deferred tax assets	4,323	3,539
Deferred tax liabilities related to:
Prepaid expenses	(2,223)	(1,383)
Goodwill and other intangible assets	(8,281)	(7,812)
Total deferred tax liabilities	(10,504)	(9,195)
Net deferred tax liability	$(6,181)	$(5,656)

Reconciliation of Statutory Federal Income Tax Rate to Our Effective Rate for Continuing Operations

A reconciliation of the statutory federal income tax rate to our effective rate for continuing operations is provided below for the years ended December 31:

	2014	2013	2012
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax	5.2	0.1	3.5
Valuation allowance	(36.5)	(36.9)	(36.3)
Permanent differences	1.9	(1.3)	(3.3)
Other	−	1.2	−
	5.6%	(1.9)%	(1.1)%

Changes in Valuation Allowance

The following table shows the changes in our valuation allowance:

	2014	2013	2012
	(In thousands)
Balance at January 1,	$143,682	$127,700	$112,392
Additions charged to expense:
Continuing operations	—	15,878	19,559
Discontinued operations	131	178	905
Reductions credited to expense:
Continuing operations	(7,178)	—	—
Discontinued operations	—	—	—
Deductions	(3,452)	(74)	(5,156)
Balance at December 31,	$133,183	$143,682	$127,700

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]

The following table shows the changes in the amount of our uncertain tax positions (exclusive of the effect of interest and penalties):

	2014	2013	2012
	(In thousands)
Balance at January 1,	$950	$2,080	$2,257
Tax positions taken in prior periods:
Gross increases	2	—	22
Gross decreases	—	—	(64)
Tax positions taken in current period:
Gross increases	13	11	7
Settlements with taxing authorities	—	—	(142)
Lapse of applicable statute of limitations	(587)	(1,141)	—
Balance at December 31,	$378	$950	$2,080